UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2006
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      212,645
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    1,005    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101    1,120    29,900 SH       DEFINED                29,900      0    0
ALTRIA GROUP INC             COM            02209S103    1,585    20,700 SH       DEFINED                20,700      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,385    20,900 SH       DEFINED                20,900      0    0
AMGEN INC                    COM            031162100    1,195    16,700 SH       DEFINED                16,700      0    0
AUTOZONE INC                 COM            053332102    1,384    13,400 SH       DEFINED                13,400      0    0
BANK NEW YORK INC            COM            064057102    1,717    48,700 SH       DEFINED                48,700      0    0
BECTON DICKINSON & CO        COM            075887109    1,972    27,900 SH       DEFINED                27,900      0    0
CAREMARK RX INC              COM            141705103    1,162    20,500 SH       DEFINED                20,500      0    0
CITIGROUP INC                COM            172967101    1,525    30,700 SH       DEFINED                30,700      0    0
COCA COLA CO                 COM            191216100    1,121    25,100 SH       DEFINED                25,100      0    0
CONOCOPHILLIPS               COM            20825C104    1,369    23,000 SH       DEFINED                23,000      0    0
DARDEN RESTAURANTS INC       COM            237194105    1,130    26,600 SH       DEFINED                26,600      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      651    15,200 SH       DEFINED                15,200      0    0
EATON CORP                   COM            278058102    1,921    27,900 SH       DEFINED                27,900      0    0
ELECTRONIC ARTS INC          COM            285512109      933    16,700 SH       DEFINED                16,700      0    0
EMERSON ELEC CO              COM            291011104    1,216    14,500 SH       DEFINED                14,500      0    0
ENTERGY CORP NEW             COM            29364G103    1,494    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101    1,150    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,610    24,000 SH       DEFINED                24,000      0    0
FEDERATED DEPT STORES INC DE COM            31410H101    1,348    31,200 SH       DEFINED                31,200      0    0
GOODRICH CORP                COM            382388106    1,135    28,000 SH       DEFINED                28,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,147    14,000 SH       DEFINED                14,000      0    0
INTUIT                       COM            461202103    1,284    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,084    16,700 SH       DEFINED                16,700      0    0
JOHNSON CTLS INC             COM            478366107    1,930    26,900 SH       DEFINED                26,900      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      794    25,500 SH       DEFINED                25,500      0    0
MANOR CARE INC NEW           COM            564055101    1,270    24,300 SH       DEFINED                24,300      0    0
MARSHALL & ILSLEY CORP       COM            571834100    1,301    27,000 SH       DEFINED                27,000      0    0
MCGRAW HILL COS INC          COM            580645109    1,770    30,500 SH       DEFINED                30,500      0    0
MERRILL LYNCH & CO INC       COM            590188108    1,095    14,000 SH       DEFINED                14,000      0    0
MICROSOFT CORP               COM            594918104    1,526    55,800 SH       DEFINED                55,800      0    0
NIKE INC                     CL B           654106103    1,139    13,000 SH       DEFINED                13,000      0    0
NOBLE CORPORATION            SHS            G65422100    1,784    27,800 SH       DEFINED                27,800      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,595    36,200 SH       DEFINED                36,200      0    0
NUCOR CORP                   COM            670346105      990    20,000 SH       DEFINED                20,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,717    27,700 SH       DEFINED                27,700      0    0
QUALCOMM INC                 COM            747525103      727    20,000 SH       DEFINED                20,000      0    0
RAYTHEON CO                  COM NEW        755111507    1,339    27,900 SH       DEFINED                27,900      0    0
SPDR TR                      UNIT SER 1     78462F103  149,610 1,120,000 SH       SOLE                1,120,000      0    0
SPRINT NEXTEL CORP           COM FON        852061100    1,079    62,900 SH       DEFINED                62,900      0    0
ST PAUL TRAVELERS INC        COM            792860108    1,308    27,900 SH       DEFINED                27,900      0    0
US BANCORP DEL               COM NEW        902973304    1,395    42,000 SH       DEFINED                42,000      0    0
V F CORP                     COM            918204108    1,160    15,900 SH       DEFINED                15,900      0    0
VERIZON COMMUNICATIONS       COM            92343V104      743    20,000 SH       DEFINED                20,000      0    0
WACHOVIA CORP 2ND NEW        COM            929903102    1,172    21,000 SH       DEFINED                21,000      0    0
WAL MART STORES INC          COM            931142103      592    12,000 SH       DEFINED                12,000      0    0
WELLPOINT INC                COM            94973V107    2,150    27,900 SH       DEFINED                27,900      0    0
WELLS FARGO & CO NEW         COM            949746101    1,816    50,200 SH       DEFINED                50,200      0    0